Debt (Tables)	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt (in thousands)

	2016	2015
Revolving credit agreements	$6,807	8,494
5.6% to 7.9% mortgage notes
due in installments through 2027	36,012	40,191
	42,819	48,685
Less portion due within one year	4,455	4,180
	$38,364	44,505